Ordinary Shares (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Ordinary Share [Line Items]
Ordinary shares, shares issued	537,832,318
Number of ordinary shares outstanding	537,832,318
Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued	440,313,944	127,521,446
Number of ordinary shares outstanding	440,313,944	127,521,446
Voting rights	Each Class A ordinary share is entitled to 1 vote
Conversion term	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, shares issued	97,518,374	409,087,000
Number of ordinary shares outstanding	97,518,374	409,087,000
Voting rights	Each Class B ordinary share is entitled to 10 votes
Conversion term	Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof